Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Feb. 28, 2012	Nov. 29, 2011	Aug. 30, 2011	May 31, 2011	Mar. 01, 2011	Nov. 30, 2010	Aug. 31, 2010	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Revenue:
Restaurant sales and operating revenue	$ 302,753			$ 306,155						$ 634,018	$ 635,009	$ 1,320,040	$ 1,320,040	$ 1,258,015	$ 1,188,043
Franchise revenue	1,480			1,250						3,136	2,741	5,738	5,738	7,147	6,753
Total revenue	304,233	363,203	324,825	307,405	330,345	352,962	319,063	290,451	302,686	637,154	637,750	1,325,778	1,325,778	1,265,162	1,194,796
Operating costs and expenses:
Cost of merchandise	84,297			91,562						173,822	189,137	380,520	380,520	365,653	344,462
Payroll and related costs	102,788			105,814						212,022	216,675	447,395	447,395	415,200	389,111
Other restaurant operating costs	66,996			64,801						134,152	133,538	266,647	266,647	255,364	240,402
Depreciation	15,120			16,414						30,512	32,700	65,297	65,297	62,878	63,767
Selling, general and administrative	38,958			25,410						82,387	53,797	121,961	121,961	93,114	78,118
Closures and impairments	18,251			653						19,375	1,098	18,665	18,665	6,249	3,776
Goodwill impairment		16,919										16,919	16,919
Equity in losses/(earnings) of unconsolidated franchises	0			0						0	0	0		574	328
Interest expense, net	7,181			4,498						13,971	8,895	23,312	23,312	13,508	17,074
Total operating and costs and expenses	333,020			309,152						665,670	635,840	1,340,716	1,340,716	1,212,540	1,137,038
(Loss)/income before income taxes	(28,787)	(18,080)	1,232	(1,747)	3,657	15,732	15,545	5,268	16,077	(28,516)	1,910	(14,938)	(14,938)	52,622	57,758
(Benefit)/provision for income taxes	(13,719)	(12,264)	(3,304)	254	564	1,816	(455)	703	3,680	(16,047)	818	(14,750)	(14,750)	5,744	12,414
Net (loss)/income	$ (15,068)	$ (5,816)	$ 4,536	$ (2,001)	$ 3,093	$ 13,916	$ 16,000	$ 4,565	$ 12,397	$ (12,469)	$ 1,092	$ (188)	$ (188)	$ 46,878	$ 45,344
(Loss)/earnings per share:
Basic (in dollars per share)	$ (0.24)	$ (0.09)	$ 0.07	$ (0.03)	$ 0.05	$ 0.22	$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02		$ 0	$ 0.73	$ 0.74
Diluted (in dollars per share)	$ (0.24)	$ (0.09)	$ 0.07	$ (0.03)	$ 0.05	$ 0.21	$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02		$ 0	$ 0.72	$ 0.73
Weighted average shares:
Basic (in shares)	62,005			62,598						62,409	63,177		62,916	64,029	61,533
Diluted (in shares)	62,005			62,598						62,409	63,729		62,916	64,948	61,870